Schedule of Results of Project Marie (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating costs:
General and administrative expense	$ 7,652	$ 5,102	$ 21,834	$ 18,353	$ 24,903	$ 28,709
Impairment on fixed assets		41	130	418	575	47,372
Operating loss	9,016	3,736	12,283	17,819	20,241	84,790
Interest expense	(821)	(495)	(1,694)	(2,355)	(2,748)	(8,375)
Loss on sale of fixed assets		373	21	404	398	4,089
Other expense, net	6	74	32	301	1,479	(22)
Net loss before income taxes						(7,851)
Cryptocurrency Mining Revenue [Member]
Short-Term Debt [Line Items]
Total revenue	2,811	1,786	13,691	5,497
Data Hosting Revenue [Member]
Short-Term Debt [Line Items]
Total revenue	$ 4,271	$ 4,011	$ 14,446	$ 5,451	10,196	4,138
Project Marie [Member]
Short-Term Debt [Line Items]
Total revenue					1,045	14,159
Operating costs:
Cost of cryptocurrency mining revenue, exclusive of depreciation					801	6,048
Cost of revenue-depreciation					136	7,813
Data hosting costs					205	3,518
General and administrative expense					379	561
Impairment on fixed assets					43	17,940
Operating loss					(519)	(21,721)
Interest expense					1,394	1,702
Loss on sale of fixed assets					332	1,623
Other expense, net					1,041
Net loss before income taxes					(3,286)	(25,046)
Project Marie [Member] | Cryptocurrency Mining Revenue [Member]
Short-Term Debt [Line Items]
Total revenue					769	10,028
Project Marie [Member] | Data Hosting Revenue [Member]
Short-Term Debt [Line Items]
Total revenue					$ 276	$ 4,131